Equipment	12 Months Ended
Dec. 31, 2014
Equipment [Abstract]
Equipment
Equipment

Equipment consists of office equipment, furniture and fittings.

(In US$ millions)	December 31, 2014	December 31, 2013
Cost	73	79
Accumulated depreciation	(27)	(30)
Net book value	46	49

Depreciation and amortization expense was $9 million, $8 million and $7 million for the years ended December 31, 2014, 2013 and 2012, respectively.